Balance Sheet - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 36,395	$ 107,532	$ 57,453
Accounts receivable	108,230	0
Other receivable	51,000	0
Prepaid expenses	1,089	9,667	1,007
Total Current Assets	196,714	117,199	58,460
Equipment, net of depreciation	299,946	59,996	5,944
Patents, net of amortization and impairment	0	0	0
Deposits	0	80,290	0
Goodwill	673,646	0
TOTAL ASSETS	1,170,306	257,485	64,404
Current Liabilities:
Notes payable	719,730	516,867	69,939
Notes payable - related party	242,672	205,742	167,032
Bank overdraft	1,012	0
Accounts payable	139,020	19,314	28,122
Interest payable	34,334	9,215	9,011
Total Current Liabilities	1,136,768	751,138	274,104
Long-term Liabilities:
Note payable	0	79,710	0
Related party note payable	309,668	0
TOTAL LIABILITIES	1,446,436	830,848	274,104
SHAREHOLDERS' EQUITY
Common Stock	1,104,106	918,737	769,400
Capital paid in excess of par value	13,106,164	12,075,586	11,548,460
Accumulated other comprehensive income	(8,266)	504	394
Accumulated (Deficit)	(14,528,134)	(13,618,190)	(12,577,954)
TOTAL SHAREHOLDERS' EQUITY (DEFICIT)	(276,130)	(573,363)	(209,700)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)	1,170,306	257,485	64,404
Series A Preferred Stock
SHAREHOLDERS' EQUITY
Preferred Stock	0	0	0
Series B Preferred Stock
SHAREHOLDERS' EQUITY
Preferred Stock	$ 50,000	$ 50,000	$ 50,000